Goodwill	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Goodwill
17.	GOODWILL

	12.31.2017	12.31.2016
Cost
Cofesur S.A.	18,942,491	18,942,491
Recycomb S.A.U.	2,873,689	2,873,689
La Preferida de Olavarría S.A.	17,531,254	17,531,254

Total	39,347,434	39,347,434

Allocation of goodwill to cash-generating units

For purposes of impairment testing, goodwill was allocated to the following cash generating units:

	12.31.2017	12.31.2016
Railroad	18,942,491	18,942,491
Aggregates	2,873,689	17,531,254
Others	17,531,254	2,873,689

Total	39,347,434	39,347,434

Cash-generating unit: Railroad

The recoverable amount of this cash-generating unit is determined based on a value in use calculation which uses cash flow projections based on financial budgets approved by the directors covering a five-year period.

The key assumptions used in the value in use calculations for the Railroad cash-generating unit are as follows:

•	The period covered includes the remaining years of the concession.

•	Services rendered: Average of transport capacity usage in the period immediately before the budget period. The values assigned to the assumption reflect past experience and are consistent with the Company’s. The directors believe that the volume for the next five years is reasonably achievable.

The directors believe that any reasonable possible change in the key assumptions on which recoverable amount is based would not cause the aggregate carrying amount to exceed the aggregate recoverable amount of the cash-generating unit.

Cash-generating units: Aggregates and Others

The recoverable amount of these cash-generating units is determined based on a value in use calculation which uses cash flow projections based on financial budgets approved by the directors covering a five-year period.

The key assumptions used in the value in use calculations for the aggregates and others units are as follows:

•	Production volume: Average production volume in the period immediately before the budget period. The values assigned to the assumption reflect past experience and are consistent with the Company’s. The directors believe that the volume for the next five years is reasonably achievable.

•	Cash flow projections during the budget period are based on the same expected gross margins and raw materials throughout the budget period and beyond that five-year period.

The directors believe that any reasonable possible change in the key assumptions on which recoverable amount is based would not cause the aggregate carrying amount to exceed the aggregate recoverable amount of the cash-generating units.